INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments in available-for-sale securities:
Proceeds from sale of available-for-sale securities			$ 207,428	$ 0	$ 99,210
Additions to available-for-sale-securities			(5,023)	0	$ (12,400)
Golar Partners
Investments in available-for-sale securities:
Investment in available-for-sale securities			25,530	275,307
Unrealized loss on available-for-sale security			28,600
Unrealized gain on available-for-sale security				15,700
Proceeds from sale of available-for-sale securities	$ 207,400
Common stock purchased (in shares)		240,000
Additions to available-for-sale-securities		$ (5,000)
Golar Partners
Investments in available-for-sale securities:
Investment in available-for-sale securities			$ 25,530	$ 275,307
Golar Partners | Affiliated Entity
Investments in available-for-sale securities:
Number of subsidiary shares sold in transaction	7,170,000
Sale of common units price per share (USD per share)	$ 29.90